Q2 2021 Product Sales year-on-year analysis (Unreviewed) (Table)	6 Months Ended
Jun. 30, 2021
Q2 2021 Product Sales year-on-year analysis (Unreviewed)
Q2 2021 Product Sales year-on-year analysis (Unreviewed)

	World			Emerging Markets			US		Europe			Established RoW
		Actual	CER		Actual	CER		Actual		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change	$m	% change	$m	% change	% change	$m	% change	% change
Oncology	3,286	26	21	864	15	8	1,301	33	608	38	23	513	18	15
Tagrisso	1,306	26	21	390	24	15	438	24	244	49	34	234	16	13
Imfinzi	604	23	19	75	n/m	n/m	305	6	118	28	15	106	30	26
Lynparza	588	40	35	99	54	47	269	29	153	59	43	67	35	30
Calquence	280	n/m	n/m	5	n/m	n/m	250	n/m	22	n/m	n/m	3	n/m	n/m
Koselugo	26	n/m	n/m	-	-	-	26	n/m	-	-	-	-	-	-
Enhertu	3	n/m	n/m	3	n/m	n/m	-	-	-	-	-	-	-	-
Zoladex*	244	12	5	159	14	7	3	2	37	12	(1)	45	6	2
Faslodex*	105	(28)	(31)	38	(28)	(30)	7	(35)	30	(43)	(49)	30	(1)	(2)
Iressa*	47	(34)	(38)	36	(38)	(43)	3	(30)	1	(61)	(68)	7	30	27
Arimidex*	29	(50)	(53)	20	(58)	(60)	-	-	1	14	(22)	8	(10)	(11)
Casodex*	41	(14)	(19)	32	(14)	(21)	-	-	-	-	-	9	(12)	(14)
Others	13	12	6	7	24	18	-	n/m	2	46	(8)	4	(26)	(20)
BioPharmaceuticals: CVRM	2,023	15	9	975	16	9	525	6	363	31	18	160	9	3
Farxiga	732	65	56	297	80	70	171	38	198	86	67	66	41	33
Brilinta	375	(14)	(18)	74	(52)	(55)	194	4	90	13	1	17	19	-
Bydureon	95	(18)	(20)	1	97	77	77	(24)	15	17	1	2	(19)	(34)
Onglyza	99	(14)	(18)	51	(3)	(9)	26	(33)	15	12	-	7	(31)	(39)
Byetta	16	6	-	4	n/m	n/m	7	(6)	3	(19)	(35)	2	(16)	(25)
Other diabetes	15	49	40	4	n/m	n/m	6	(4)	5	71	47	-	-	-
Lokelma	39	n/m	n/m	1	79	78	25	n/m	3	n/m	n/m	10	n/m	n/m
Roxadustat	51	n/m	n/m	51	n/m	n/m	-	-	-	-	-	-	-	-
Crestor*	265	(6)	(11)	182	3	(3)	19	10	12	(61)	(67)	52	(8)	(10)
Seloken/Toprol-XL*	266	22	14	260	24	15	-	(83)	3	(20)	(12)	3	25	14
Atacand*	23	(62)	(61)	15	(67)	(68)	-	n/m	8	31	32	-	n/m	n/m
Others	47	(1)	(9)	35	20	10	-	n/m	11	(30)	(33)	1	(57)	(60)
BioPharmaceuticals: Respiratory & Immunology	1,420	27	21	343	56	45	597	27	318	19	7	162	3	(5)
Symbicort	680	4	(1)	141	5	-	264	6	176	9	(2)	99	(9)	(17)
Pulmicort	167	72	59	119	n/m	88	18	40	18	23	7	12	5	(1)
Fasenra	320	41	36	5	n/m	n/m	201	32	73	72	55	41	28	21
Daliresp	54	3	3	1	29	23	49	10	4	(37)	(36)	-	(85)	(80)
Bevespi	13	34	33	1	n/m	n/m	10	6	2	n/m	n/m	-	-	-
Breztri	56	n/m	n/m	17	n/m	n/m	31	n/m	1	n/m	n/m	7	n/m	n/m
Others	130	85	70	59	n/m	n/m	24	n/m	44	5	(6)	3	37	9
Other medicines	454	(19)	(23)	239	1	(4)	47	(27)	68	(41)	(45)	100	(31)	(32)
Nexium*	336	(11)	(14)	185	1	(4)	35	(14)	18	23	11	98	(29)	(31)
Synagis*	24	(73)	(73)	-	-	-	3	(78)	21	(72)	(72)	-	-	-
Seroquel XR/IR*	21	(23)	(19)	11	(26)	(27)	3	n/m	7	(5)	2	-	n/m	(87)
Losec/Prilosec*	46	2	(6)	38	2	(7)	-	(68)	8	49	42	-	(82)	(87)
FluMist*	1	n/m	n/m	-	-	-	-	-	-	-	-	1	n/m	n/m
Others	26	10	1	5	n/m	n/m	6	(30)	14	14	(3)	1	39	55
COVID-19	862	n/m	n/m	413	n/m	n/m	-	-	347	n/m	n/m	102	n/m	n/m
Pandemic COVID-19 vaccine	862	n/m	n/m	413	n/m	n/m	-	-	347	n/m	n/m	102	n/m	n/m
Total Product Sales	8,045	33	27	2,834	38	31	2,470	23	1,704	55	39	1,037	17	12